Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,533	$ 2,034	$ 1,808